INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of sources of income before taxes

	2012	2011	2010
Domestic	$248,461	$243,365	$171,164
Foreign	81,232	76,222	76,383

Income before taxes	$329,693	$319,587	$247,547

Schedule of provision for income taxes

	2012	2011	2010
Current income tax expense:
Domestic	$80,255	$40,866	$31,395
Foreign	22,600	18,432	4,907

Total current income tax expense	102,855	59,298	36,302

Deferred income tax expense (benefit):
Domestic	15,848	55,790	39,490
Foreign	(2,591)	2,965	9,275

Total deferred income tax expense	13,257	58,755	48,765

Total tax provision	$116,112	$118,053	$85,067

Schedule of reconciliation of statutory and effective income tax rate

	2012	2011	2010
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	0.3	1.8	3.5
Tax contingencies	(0.3)	0.5	(4.0)
Tax credits and incentives	(0.3)	(0.2)	(0.2)
Tax rate and legislative changes	0.7	—	(0.1)
Other	(0.2)	(0.2)	0.2

Total tax provision effective rate	35.2%	36.9%	34.4%

Schedule of components of net deferred tax assets

	2012	2011
Deferred tax assets:
Pension, postretirement and post employment benefits	$3,375	$4,066
Marketing and sales incentive programs	56,878	53,969
Allowance for credit losses	43,166	36,349
Other accrued liabilities	23,781	32,028
Tax loss and tax credit carry forwards	8,480	8,753

Total deferred tax assets	$135,680	$135,165
Deferred tax liability:
Equipment on operating lease	$183,574	$167,971

Net deferred tax liability, net(1)	$(47,894)	$(32,806)

(1)
The net deferred tax liability in 2012 and 2011 is included in "Accounts payable and other accrued liabilities" in the accompanying consolidated balance sheets.

Schedule of reconciliation of the gross amounts of tax contingencies at the beginning and end of the year

	2012	2011	2010
Balance, beginning of year	$6,907	$4,848	$15,385
Additions based on tax positions related to the current year	—	2,239	—
Reductions for tax positions of prior years	(119)	(180)	(8,276)
Settlements	(958)	—	(2,261)

Balance, end of year	$5,830	$6,907	$4,848